INVESTMENTS (Details Textual) (USD $)	3 Months Ended		12 Months Ended							12 Months Ended						1 Months Ended			12 Months Ended		3 Months Ended		3 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		3 Months Ended	1 Months Ended				12 Months Ended						12 Months Ended
	Mar. 31, 2013	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 29, 2009	Jan. 26, 2006	Mar. 31, 2013 Australia [Member]	Dec. 31, 2012 Australia [Member]	Dec. 31, 2010 Hoot S.A. [Member]	Dec. 31, 2012 Hoot Campbelltown Pty Ltd [Member]	Mar. 31, 2013 Hoot Campbelltown Pty Ltd [Member] Australia [Member]	Mar. 31, 2013 Hoot Campbelltown [Member]	Dec. 31, 2012 Hoot S.A.One, LLC [Member]	Dec. 31, 2012 Hoot S.A. Two, LLC [Member]	Jan. 31, 2006 Ee Investors Llc [Member]	Jan. 26, 2006 Ee Investors Llc [Member]	Dec. 31, 2012 Dine Out [Member]	Dec. 31, 2009 Remodel Auction [Member]	Dec. 31, 2011 North Carolina Natural Energy [Member]	Jun. 30, 2009 North American Energy One [Member]	Mar. 31, 2013 Second Hooters Location [Member] Australia [Member]	Mar. 31, 2013 North American Energy Two [Member]	Mar. 31, 2010 North American Energy Two [Member]	Dec. 31, 2012 North American Energy Two [Member]	Dec. 31, 2011 North American Energy Two [Member]	Jun. 30, 2011 North American Energy Three [Member]	Mar. 31, 2013 North American Energy Three [Member]	Dec. 31, 2012 North American Energy Three [Member]	Dec. 31, 2011 North American Energy Three [Member]	Mar. 31, 2013 North American Energy Resources [Member]	Dec. 31, 2012 North American Energy Resources [Member]	Dec. 31, 2011 North American Energy Resources [Member]	Sep. 30, 2011 Efftec International Inc [Member]	Dec. 31, 2010 Efftec International Inc [Member]	Sep. 30, 2011 Hitech Stages [Member]	Jun. 30, 2010 Hitech Stages [Member] Dine Out [Member]	Jul. 31, 2012 Chanticleer Investors Llc [Member]	Jan. 31, 2011 Chanticleer Investors Llc [Member]	May 29, 2009 Chanticleer Investors Llc [Member]	May 31, 2009 Chanticleer Investors Llc [Member]	Dec. 31, 2011 Chanticleer Investors Llc [Member]	Dec. 31, 2010 Chanticleer Investors Llc [Member]	Dec. 31, 2006 Chanticleer Investors Llc [Member]	Dec. 31, 2012 Chanticleer Investors Llc [Member]	Jan. 24, 2011 Chanticleer Investors Llc [Member]	Apr. 18, 2006 Chanticleer Investors Llc [Member]	Dec. 31, 2012 Hoot Surfers Paradise [Member] Hoot Campbelltown [Member]	Dec. 31, 2012 Chanticleer Investors II, LLC [Member]
Shares Acquired For Management Services																			334	100,000,000				150,000											150,000
Share Acquired For Management Services, Cost																			$ 275,000	$ 1,500				$ 10,500											$ 22,500
Value Of Shares Acquired For Management Services Cost																										18,000
Maximum Percentage Of Share Diluted, Description																				1.00%
Shares Acquired In Exchange Of Property Investments																					700,000
Exchange Of Property Investments, Value																					126,000
Contibution Of Shares By Ceo																											1,790,440
Value Of Shares Contibution By Ceo																											125,331
Share Price																															$ 0.012	$ 0.02	$ 0.12
Unrealized Loss (Gain) on Securities																							8,700		7,350	7,500		103,846	87,732	89,522	117,600	111,300	42,000
Market Value Of Shares Contibution By Ceo																													37,599	214,853
Additional Shares To Be Acquired For Management Services																																			150,000
Additional Shares To Be Acquired For Management Services, Per Share Value																																			0.15
Market Value Of Acquired Per Share, Description																																		dropped to less than $0.01 per share
Shares Exchanged To Related Party																																					150,450
Decrease In Stock Price, Related Party																																				$ 0
Equity Method Investment, Ownership Percentage	49.00%		49.00%			23.00%		49.00%	49.00%		49.00%	49.00%	49.00%	20.00%	20.00%			89.00%				49.00%																			23.00%				22.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest										50.00%																																						49.00%
Shares Acquired From Related Party																																					275,000
Initial General Partner Ownership Interest										10.00%
Remaining General Partner Ownership Interest										40.00%
General Partner Ownership Interest, Owned By Company Partner																																																51.00%
Cost Method Investment, Net Sales Proceeds																																								575,000			75,000
Cost Method Investment, Ownership Percentage																																									23.00%
Reduction In Cost Method Investment Ownership Percentage																																									11.50%
Units Sold, Related Party																																															5,000,000
Principal Asset, Convertible Note																																															5,000,000
Percentage Of Principal Asset Convertible Into Common Stock																																															2.00%
Debt Instrument, Interest Rate, Stated Percentage																																															6.00%
Debt Instrument, Maturity Date	Aug. 31, 2013	Jan. 04, 2012	Aug. 31, 2013																																									May 24, 2009
Debt Instrument Extended Maturity Date																																												Nov. 04, 2010
Debt Instrument Interest Rate Increase Percentage																																												8.00%
Acquisition Of Investment																																								1,150,000
Notes Receivable, Related Parties																																														5,000,000
Management Fee, Description																																								Under the original arrangement, the Company received 2% of the 6% interest as a management fee
Management Fee Received (quarterly)																																							6,625	25,000
Investment Interest Rate																																								4.00%
Investment Income, Interest (quarterly)																																							11,500	11,500
Investments In Related Party																																										3,550,000
Percentage Of Investments In Related Party																																										3.10%
Share Investments In Related Party																																										500,000
Individual Investor Ownership Amount																																										1,750,000
Investments accounted for under the cost method	1,050,000		1,050,000	766,598	766,598		250,000										250,000
Business Acquisition, Description of Acquired Entity																We acquired 1,205 units (3.378%) in EE Investors, LLC, whose sole asset is 40% of Edison Nation, LLC
Professional Fees Paid																																																	16,598
Professional Fees Written Off																																																	16,598
Payments to Acquire Additional Interest in Subsidiaries																																						$ 300,000